Commitments and Contingencies - Schedule of Future Minimum Lease Commitments (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 84,718	$ 168,959
2019	174,872	174,872
2020	180,993	180,993
2021	187,327	187,327
2022	15,655	15,655
Total	$ 643,565	$ 727,806